Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table and supporting graphics below set out information regarding fiscal years ended December 31, 2022, and 2021 in satisfaction of Item 402(v) of Regulation S-K, which requires disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) as compared to certain Company performance measures. You should refer to “Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

					Year-end value of $100 invested on 3/26/2021 in:
Year	Summary Comp. Table Total for John Kao(1) ($)	Comp. Actually Paid to John Kao (2) ($)	Average Summary Comp. Table Total for Non-PEO NEOs (3) ($)	Average Comp. Actually Paid to Non-PEO NEOs (4) ($	ALHC(5) ($)	NASDAQ Healthcare Index Total Shareholder Return(6) ($)	Net Income (in millions) (7) ($)	Adj. Gross Profit (in millions) (8) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	34,070,592	25,813,278	7,327,470	5,661,779	67.94	77.79	(149.5)	193.6
2021	45,998,851	37,304,187	10,891,546	10,053,244	81.22	97.76	(195.3)	144.4

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Kao (the “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) in this proxy statement.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

	2022	2021
Total Compensation from SCT	$34,070,592	$45,998,851
Less Reported Value of Equity Awards from SCT	($32,437,510)	($44,406,749)
Subtotal	$1,633,082	$1,592,102
Year-end fair value of any equity awards granted in applicable yar that are outstanding and unvested as of the end of the year	$27,710,914	$20,804,877
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year	($1,347,517)	$8,950,439
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value	($2,183,201)	$5,956,769
Net Adjustment to Subtotal	$24,180,196	$35,712,085
Compensation Actually Paid	$25,813,278	$37,304,187
(3)
The dollar amounts reported in column (d) are the average of the amounts of total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the SCT. For 2022, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Dinesh Kumar and Richard Cross. For 2021, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Dinesh Kumar and Rajesh Shrestha.

(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs as a group computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the CAP:

	2022	2021
Average Total Compensation from SCT	$7,327,470	$10,891,546
Less Average Reported Value of Equity Awards from SCT	($6,383,827)	($9,913,214)
Subtotal	$943,643	$978,332
Average Equity Award Adjustments
Year-end fair value of any equity awards granted in applicable yar that are outstanding and unvested as of the end of the year	$5,881,206	$4,532,610
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year	($551,977)	$2,876,585
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value	($611,093)	$1,665,717
Total Net Adjustment to Subtotal	$4,718,136	$9,074,912
Compensation Actually Paid	$5,661,779	$10,053,244

(5)
Cumulative TSR for ALHC is calculated by dividing the sum of the cumulative amount of dividends for each of 2021 and 2022, assuming dividend reinvestment, and the difference between ALHC’s share price at the end and the beginning of each such year by ALHC’s share price at the beginning of each such year.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Healthcare Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Adjusted gross profit is defined as a non-GAAP financial measure that we define as loss from operations before depreciation and amortization, clinical equity-based compensation expense, and selling, general, and administrative expenses. Adjusted gross profit should not be considered in isolation of, or as an alternative to, measures prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). There are a number of limitations related to the use of adjusted gross profit in lieu of loss from operations, which is the most directly comparable financial measure calculated in accordance with GAAP.
An explanation of our non-GAAP measures, how they are calculated and reconciliations to the most directly comparable GAAP financial measures can be found in the Appendix to this proxy statement.

Company Selected Measure Name	Adj. Gross Profit
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Kao (the “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) in this proxy statement.
(3)
The dollar amounts reported in column (d) are the average of the amounts of total compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the SCT. For 2022, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Dinesh Kumar and Richard Cross. For 2021, the Non-PEO NEOs were Thomas Freeman, Dawn Maroney, Dinesh Kumar and Rajesh Shrestha.

PEO Total Compensation Amount	$ 34,070,592	$ 45,998,851
PEO Actually Paid Compensation Amount	$ 25,813,278	37,304,187
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

	2022	2021
Total Compensation from SCT	$34,070,592	$45,998,851
Less Reported Value of Equity Awards from SCT	($32,437,510)	($44,406,749)
Subtotal	$1,633,082	$1,592,102
Year-end fair value of any equity awards granted in applicable yar that are outstanding and unvested as of the end of the year	$27,710,914	$20,804,877
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year	($1,347,517)	$8,950,439
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value	($2,183,201)	$5,956,769
Net Adjustment to Subtotal	$24,180,196	$35,712,085
Compensation Actually Paid	$25,813,278	$37,304,187

Non-PEO NEO Average Total Compensation Amount	$ 7,327,470	10,891,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,661,779	10,053,244
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the non-PEO NEOs as a group computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the CAP:

	2022	2021
Average Total Compensation from SCT	$7,327,470	$10,891,546
Less Average Reported Value of Equity Awards from SCT	($6,383,827)	($9,913,214)
Subtotal	$943,643	$978,332
Average Equity Award Adjustments
Year-end fair value of any equity awards granted in applicable yar that are outstanding and unvested as of the end of the year	$5,881,206	$4,532,610
The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year	($551,977)	$2,876,585
For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value	($611,093)	$1,665,717
Total Net Adjustment to Subtotal	$4,718,136	$9,074,912
Compensation Actually Paid	$5,661,779	$10,053,244

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs. TSR Compensation ($000s) $60,000 $50,000 $40,000 $30,000 $20,000 $10,000 $- 03/06/2021 2021 2022 $100.00 $75.00 $50.00 $25.00 $- Total Shareholder Return on $100 Invested at Beginning of Period CEO Compensation Actually Paid Average NEO Compensation Actually Paid ALHC value of $100 Invested on 3/26/2021 NASDAQ Healthcare Index value of $100 Invested on 3/26/2021

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Net Income Compensation ($000s) $60,000 $40,000 $20,000 $- $(20,000) $(40,000) 2021 2022 $600 $400 $200 $0 ($200) ($400) Net Income ($ Mil.) CEO Compensation Actually Paid Average NEO Compensation Actually Paid Net Income ($Mil.)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP vs. Adj. Gross Profit Compensation ($000s) $60,000 $50,000 $40,000 $30,000 $20,000 $10,000 $- 2021 2022 $300 $250 $200 $150 $100 $50 $0 Adj. Gross Profit ($ Mil.) CEO Compensation Actually Paid Average NEO Compensation Actually Paid Adj. Gross Profit ($Mil.)

Tabular List [Table Text Block]

The performance measures listed below represent an unranked list of the “most important” performance measures that Alignment used to align CAP to the NEOs for 2022 and company performance. The role of each of these performance measures in our executive compensation program is discussed in the “Compensation Discussion and Analysis” section of this proxy statement. While these financial measures are the most important measures the company used to align CAP to the NEOs for 2022 and company performance, additional financial and other measures were also used to align pay and performance, as further described in the “Compensation Discussion and Analysis” section of this proxy statement.

The most important financial performance measures are:

•
Adjusted Gross Profit
•
Adjusted EDITDA

We also employ the following non-financial performance measures:

•
Health Plan Membership
•
CMS Star Ratings

Total Shareholder Return Amount	$ 67.94	81.22
Peer Group Total Shareholder Return Amount	77.79	97.76
Net Income (Loss)	$ (149,500,000)	$ (195,300,000)
Company Selected Measure Amount	193,600,000	144,400,000
PEO Name	Mr. Kao	Mr. Kao
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Gross Profit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EDITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Health Plan Membership
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	CMS Star Ratings
PEO [Member] | Less Reported Value of Equity Awards from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (32,437,510)	$ (44,406,749)
PEO [Member] | Subtotal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,633,082	1,592,102
PEO [Member] | Year-end fair value of any equity awards granted in applicable yar that are outstanding and unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,710,914	20,804,877
PEO [Member] | The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,347,517)	8,950,439
PEO [Member] | For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,183,201)	5,956,769
PEO [Member] | Net Adjustment to Subtotal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,180,196	35,712,085
Non-PEO NEO [Member] | Less Average Reported Value of Equity Awards From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,383,827)	(9,913,214)
Non-PEO NEO [Member] | Subtotal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	943,643	978,332
Non-PEO NEO [Member] | Year-end fair value of any equity awards granted in applicable yar that are outstanding and unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,881,206	4,532,610
Non-PEO NEO [Member] | The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,977)	2,876,585
Non-PEO NEO [Member] | For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(611,093)	1,665,717
Non-PEO NEO [Member] | Total Net Adjustment to Subtotal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,718,136	$ 9,074,912